Composition of Certain Balance Sheet Items - Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Payroll and related taxes	$ 1,185	$ 1,592	$ 2,097
Professional services	591	27	97
Deferred compensation			166
Other	530	51	122
Other current liabilities	$ 2,306	$ 1,670	$ 2,482